Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)	GAAP Net Income (millions) ($)(6)	Net Product Sales (millions) ($)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$11,902,527	$21,886,517	$5,200,614	$11,398,982	$111.46	$111.66	$154.50	$1,440.9
2021	$14,081,412	$4,496,176	$6,429,791	$3,012,565	$79.48	$125.33	$89.60	$1,090.1
2020	$13,880,632	$8,176,596	$6,522,476	$4,030,852	$89.45	$126.13	$407.30	$994.1

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Kevin C. Gorman, Ph.D. (PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Matthew C. Abernethy, Kyle W. Gano, Ph.D., Darin M. Lippoldt, and Eiry W. Roberts, M.D.; (ii) for 2021, Matthew C. Abernethy, Eric Benevich, Jude Onyia, Ph.D., and Eiry W. Roberts, M.D.; (iii) for 2020, Matthew C. Abernethy, Eric Benevich, Kyle W. Gano, Ph.D., and Eiry W. Roberts, M.D.
PEO Total Compensation Amount	$ 11,902,527	$ 14,081,412	$ 13,880,632
PEO Actually Paid Compensation Amount	$ 21,886,517	4,496,176	8,176,596
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of CAP for Dr. Gorman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Gorman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Gorman’s total reported compensation for each year to determine the CAP:

	2022	2021	2020
Total Compensation for Covered Fiscal Year (FY) from Summary Compensation Table	$11,902,527	$14,081,412	$13,880,632
Deduct: Stock Award Value & Option Award Reported in SCT for the Covered FY	10,000,185	12,500,118	12,499,821
Add: Year End Fair Value of Equity Awards Granted During the Covered FY that Remain Outstanding and Unvested as of Last Day of the Covered FY	9,571,586	3,727,235	6,472,002
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	7,973,011	(1,945,294)	(2,272,477)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the FY	1,705,187	794,216	1,416,275
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior FY that Vested in the FY	734,391	338,725	1,179,985
Add: Fair Value at the End of the Prior FY of Equity Awards that Failed to Meet Vesting Conditions in the FY	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Compensation Actually Paid (as defined by SEC rule)	$21,886,517	$4,496,176	$8,176,596
(a)     The dollar amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 5,200,614	6,429,791	6,522,476
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,398,982	3,012,565	4,030,852
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of CAP to the Non-NEO PEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Gorman) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total reported compensation for the Non NEO PEOs for each year to determine the CAP, using the same methodology described above in Note 2:

	2022	2021	2020
Total Compensation for Covered Fiscal Year (FY) from Summary Compensation Table	$5,200,614	$6,429,791	$6,522,476
Deduct: Stock Award Value & Option Award Reported in SCT for the Covered FY	4,220,179	5,750,119	5,750,092
Add: Year End Fair Value of Equity Awards Granted During the Covered FY that Remain Outstanding and Unvested as of Last Day of the Covered FY	4,888,916	2,685,647	2,810,255
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	4,333,699	(663,441)	(1,157,554)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the FY	870,944	256,607	614,968
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior FY that Vested in the FY	324,988	54,080	990,799
Add: Fair Value at the End of the Prior FY of Equity Awards that Failed to Meet Vesting Conditions in the FY	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Compensation Actually Paid (as defined by SEC rule)	$11,398,982	$3,012,565	$4,030,852

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]	Net Product Sales •Non-GAAP Operating Expense •Non-GAAP Operating Income •Pipeline Progression •Regulatory Advancement •Total Prescriptions (TRx)
Total Shareholder Return Amount	$ 111.46	79.48	89.45
Peer Group Total Shareholder Return Amount	111.66	125.33	126.13
Net Income (Loss)	$ 154,500,000	$ 89,600,000	$ 407,300,000
Company Selected Measure Amount	1,440,900,000	1,090,100,000	994,100,000
PEO Name	Kevin C. Gorman, Ph.D
Additional 402(v) Disclosure [Text Block]	The dollar amounts reflect the cumulative Total Shareholder Return (TSR) of our common stock (column (f)) and the Peer Group (column (g)) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the NASDAQ Biotechnology Index, which the Company has identified as its peer group for purposes of Item 402(v) and which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K. The dollar amounts reported in column (h) represent net income reflected in the Company’s audited financial statements for the applicable fiscal year.As required by Item 402(v) of Regulation S-K, we have determined that Net Product Sales is the Company-Selected Measure. Dollar amounts reported for INGREZZA net product sales, which represent nearly all of the Company's total net product sales, are reflected in the Company's audited financial statements for the applicable fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Net Product Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Non-GAAP Operating Expense
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Non-GAAP Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•Pipeline Progression
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	•Regulatory Advancement
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	•Total Prescriptions (TRx)
PEO [Member] | Adjustment To Grant Date Fair Value Of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 10,000,185	$ 12,500,118	$ 12,499,821
PEO [Member] | Adjustment To Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,571,586	3,727,235	6,472,002
PEO [Member] | Adjustment To Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,973,011	(1,945,294)	(2,272,477)
PEO [Member] | Adjustment To Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,705,187	794,216	1,416,275
PEO [Member] | Adjustment To Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	734,391	338,725	1,179,985
PEO [Member] | Adjustment To Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment To Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment To Grant Date Fair Value Of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,220,179	5,750,119	5,750,092
Non-PEO NEO [Member] | Adjustment To Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,888,916	2,685,647	2,810,255
Non-PEO NEO [Member] | Adjustment To Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,333,699	(663,441)	(1,157,554)
Non-PEO NEO [Member] | Adjustment To Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	870,944	256,607	614,968
Non-PEO NEO [Member] | Adjustment To Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	324,988	54,080	990,799
Non-PEO NEO [Member] | Adjustment To Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment To Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0